Note 7 - Other Operating Income/(Expenses) (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of other operating income (expense) portions [text block]
	2017	2016	2015
Government grants/NPV of long term fiscal incentives	993.7	1,166.5	1,755.7
(Additions)/reversals to provisions	(12.9)	(132.9)	(106.1)
Gains/(losses) on disposal of property, plant and equipment, intangible assets and operation in associates	91.1	70.9	53.0
Other operating income/(expenses), net	145.4	118.6	233.4
	1,217.3	1,223.1	1,936.0